Goodwill and Other Intangible Assets (Details) - Schedule of Changes In The Carrying Amount Of Goodwill - Goodwill [Member] $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Goodwill [Line Items]
Goodwill as of January 1, 2023	$ 64,953
Goodwill acquired	27,835
Foreign currency translation adjustments	158
Goodwill as of June 30, 2023	$ 92,946